Consolidated Statements Of Operations In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net revenues
Hosting and related services	$ 208,015	1,259,260	866,882	614,612
Managed network services	116,864	707,457	657,276	406,317
Total net revenues	324,879	1,966,717	1,524,158	1,020,929
Cost of revenues	(239,497)	(1,449,845)	(1,098,477)	(744,371)
Gross profit	85,382	516,872	425,681	276,558
Operating expenses
Sales and marketing expenses	(25,518)	(154,479)	(109,871)	(80,885)
General and administrative expenses	(30,875)	(186,907)	(153,512)	(82,926)
Research and development expenses	(12,857)	(77,831)	(63,929)	(34,657)
Changes in the fair value of contingent purchase consideration payable	(9,231)	(55,882)	(17,430)	(63,185)
Operating profit	6,901	41,773	80,939	14,905
Interest income	8,012	48,503	16,301	14,939
Interest expense	(22,594)	(136,775)	(11,376)	(4,398)
Other income	1,029	6,232	11,616	1,943
Other expense	(347)	(2,112)	(2,167)	(520)
Loss from equity method investment	(227)	(1,372)	(1,101)	0
Foreign exchange gain	1,168	7,072	(397)	32,747
Profit (loss) before income taxes	(6,058)	(36,679)	93,815	59,616
Income tax expense	(1,705)	(10,324)	(36,159)	(13,677)
Net profit (loss)	(7,763)	(47,003)	57,656	45,939
Net income attributable to noncontrolling interest	(202)	(1,223)	(1,332)	(27,495)
Net profit (loss)	$ (7,965)	(48,226)	56,324	18,444
Earnings (Loss) per share:
Basic (in per share)	$ (0.02)	(0.13)	0.16	0.07
Diluted (in per share)	$ (0.02)	(0.13)	0.16	0.06
Shares used in earnings (loss) per share computation:
Weighted-average number of shares outstanding-basic (in shares)	364,353,974	364,353,974	342,533,167	259,595,677
Weighted-average number of shares outstanding-diluted (in shares)	364,353,974	364,353,974	356,784,209	316,807,661